BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable shares and class B shares are classified as liabilities due to their exchange and cash redemption features. The BEPC exchangeable shares and class B shares issued pursuant to the special distribution and the TerraForm Power acquisition were recognized at their fair value of $28.28 per share. Subsequent to initial recognition, the BEPC exchangeable shares and the BEPC class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at December 31, 2023, the BEPC exchangeable shares and class B shares were remeasured to $26.28 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the consolidated statements of income (loss).
On June 16, 2023, the company completed the issuance of 7,430,000 BEPC exchangeable shares on a bought deal basis at a price of $33.80 per Exchangeable Share for gross proceeds of $251 million. The company recorded $10 million related to transaction costs inclusive of fees paid to underwriters in Other on the consolidated statements of income.
During the year ended December 31, 2023, our shareholders exchanged 8,465 BEPC exchangeable shares for an equal number of BEP units resulting in a decrease of nil to our financial liability (2022: 12,308 shares resulting in a nil decrease. 2021: 16,071 shares resulting in a $1 million decrease). The company declared and paid dividends of $241 million and $241 million, respectively (2022: $220 million and $220 million, respectively. 2021: $209 million and $207 million, respectively.) on its BEPC exchangeable shares outstanding during the year ended December 31, 2023. Dividends on BEPC exchangeable shares are presented as interest expense in the statement of operating results.
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2021	172,203,342	165	$6,163
Share issuance(1)	27,064	—	1
Share exchanges	(12,308)	—	—
Remeasurement of liability	—	—	(1,800)
Balance, as at December 31, 2022	172,218,098	165	4,364
Share issuance(1)	7,441,893	—	251
Share exchanges	(8,465)	—	—
Remeasurement of liability	—	—	106
Balance, as at December 31, 2023	179,651,526	165	$4,721
(1)Includes restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.

Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 194,460,874 BEPC class C shares issued and outstanding as at December 31, 2023 (2022: 189,600,000).
As at December 31, 2023, Brookfield Holders held a direct and indirect interest of approximately 25% of the company. Brookfield Holders own, directly and indirectly, 44,813,835 BEPC exchangeable shares on a combined basis and the remaining is held by public investors.
In December 2023, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up 8.9 million BEPC Exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 17, 2024, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the year ended December 31, 2023.